Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

July 31, 2019

LCS-QTLY-0919
1.804840.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	556,689	$30,768
Entertainment - 1.6%
Activision Blizzard, Inc.	156,638	7,635
Electronic Arts, Inc. (a)	165,823	15,339
Vivendi SA	678,692	18,918
		41,892
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	7,829	9,537
Class C (a)	8,055	9,800
		19,337
Media - 5.1%
Comcast Corp. Class A	2,325,647	100,398
Discovery Communications, Inc. Class A (a)	44,977	1,363
Fox Corp. Class A	374,374	13,972
Interpublic Group of Companies, Inc.	427,199	9,791
Omnicom Group, Inc.	40,086	3,216
Sinclair Broadcast Group, Inc. Class A	136,800	6,874
		135,614

TOTAL COMMUNICATION SERVICES		227,611

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
Gentex Corp.	23,674	649
Distributors - 0.2%
LKQ Corp. (a)	206,452	5,560
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	171,204	894
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	101,594	12,668
Whirlpool Corp.	55,700	8,103
		20,771
Internet & Direct Marketing Retail - 0.9%
The Booking Holdings, Inc. (a)	13,090	24,696
Leisure Products - 0.2%
Brunswick Corp.	91,500	4,498
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	33,746	3,434
Specialty Retail - 0.9%
Lowe's Companies, Inc.	188,362	19,100
TJX Companies, Inc.	78,140	4,263
		23,363
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	24,300	2,161

TOTAL CONSUMER DISCRETIONARY		86,026

CONSUMER STAPLES - 8.9%
Beverages - 1.1%
The Coca-Cola Co.	547,806	28,831
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	143,329	7,810
Walmart, Inc.	386,912	42,707
		50,517
Food Products - 0.7%
Nestle SA sponsored ADR	96,500	10,237
The Hershey Co.	17,402	2,641
The Kraft Heinz Co.	218,100	6,981
		19,859
Household Products - 1.3%
Procter & Gamble Co.	243,143	28,701
Spectrum Brands Holdings, Inc.	92,193	4,620
		33,321
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	18,200	554
Tobacco - 3.9%
Altria Group, Inc.	1,805,605	84,990
British American Tobacco PLC sponsored ADR	545,863	19,438
		104,428

TOTAL CONSUMER STAPLES		237,510

ENERGY - 10.5%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	493,506	12,530
Oil, Gas & Consumable Fuels - 10.0%
BP PLC sponsored ADR	662,134	26,313
Cenovus Energy, Inc. (Canada)	4,662,733	43,349
Equinor ASA sponsored ADR	1,269,784	22,615
Exxon Mobil Corp.	1,663,253	123,679
Galp Energia SGPS SA Class B	461,200	7,180
Hess Corp.	380,058	24,643
Kosmos Energy Ltd.	2,198,741	13,214
The Williams Companies, Inc.	239,222	5,894
Valero Energy Corp.	10,987	937
		267,824

TOTAL ENERGY		280,354

FINANCIALS - 18.2%
Banks - 12.2%
Bank of America Corp.	2,790,666	85,618
Citigroup, Inc.	374,263	26,633
First Hawaiian, Inc.	105,683	2,828
JPMorgan Chase & Co.	520,882	60,422
M&T Bank Corp.	25,674	4,217
PNC Financial Services Group, Inc.	224,925	32,142
Standard Chartered PLC (United Kingdom)	1,063	9
SunTrust Banks, Inc.	413,470	27,537
U.S. Bancorp	383,649	21,926
Wells Fargo & Co.	1,343,227	65,026
		326,358
Capital Markets - 3.8%
Cboe Global Markets, Inc.	20,477	2,238
Charles Schwab Corp.	194,401	8,402
KKR & Co. LP	415,067	11,103
Morgan Stanley	266,293	11,866
Northern Trust Corp.	366,573	35,924
State Street Corp.	541,569	31,460
		100,993
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	60,900	854
Diversified Financial Services - 0.2%
KKR Renaissance Co-Invest LP unit (a)(b)	9,907	3,957
Insurance - 0.6%
Chubb Ltd.	57,831	8,839
The Travelers Companies, Inc.	49,438	7,249
		16,088
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp.	630,056	8,096
Radian Group, Inc.	1,276,407	29,102
		37,198

TOTAL FINANCIALS		485,448

HEALTH CARE - 16.8%
Biotechnology - 2.2%
AbbVie, Inc.	103,900	6,922
Alexion Pharmaceuticals, Inc. (a)	173,324	19,636
Alnylam Pharmaceuticals, Inc. (a)	47,946	3,720
Amgen, Inc.	57,500	10,728
AnaptysBio, Inc. (a)	16,182	869
Atara Biotherapeutics, Inc. (a)	7,143	102
Gritstone Oncology, Inc.	161,164	1,692
Heron Therapeutics, Inc. (a)	32,164	561
Insmed, Inc. (a)	185,798	4,078
Intercept Pharmaceuticals, Inc. (a)(c)	165,372	10,394
		58,702
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	14,300	3,615
Boston Scientific Corp. (a)	546,216	23,192
		26,807
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	213,672	18,622
Cardinal Health, Inc.	414,328	18,947
Cigna Corp.	156,330	26,564
Covetrus, Inc. (a)	83,810	1,984
CVS Health Corp.	764,081	42,689
Humana, Inc.	16,999	5,044
McKesson Corp.	253,368	35,205
UnitedHealth Group, Inc.	102,858	25,613
		174,668
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	300,736	484
Life Sciences Tools & Services - 0.2%
Avantor, Inc.	241,300	4,244
Pharmaceuticals - 6.8%
Bayer AG	508,550	32,938
Bristol-Myers Squibb Co.	1,142,147	50,723
Corteva, Inc.	98,492	2,906
GlaxoSmithKline PLC sponsored ADR	1,031,600	42,584
Jazz Pharmaceuticals PLC (a)	55,082	7,677
Johnson & Johnson	297,054	38,682
Perrigo Co. PLC	50,644	2,735
TherapeuticsMD, Inc. (a)(c)	1,742,995	3,747
		181,992

TOTAL HEALTH CARE		446,897

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.6%
General Dynamics Corp.	48,126	8,949
Huntington Ingalls Industries, Inc.	24,781	5,658
United Technologies Corp.	200,513	26,789
		41,396
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	57,900	4,848
FedEx Corp.	62,842	10,716
United Parcel Service, Inc. Class B	405,325	48,424
		63,988
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	74,491	3,424
Electrical Equipment - 0.5%
Acuity Brands, Inc. (c)	57,778	7,755
Hubbell, Inc. Class B	45,752	5,942
		13,697
Industrial Conglomerates - 5.4%
3M Co.	3,200	559
General Electric Co.	13,649,446	142,635
		143,194
Machinery - 0.9%
Deere & Co.	17,100	2,833
Flowserve Corp.	211,862	10,599
Wabtec Corp. (c)	149,358	11,602
		25,034
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	67
IHS Markit Ltd. (a)	109,120	7,030
		7,097
Road & Rail - 3.4%
J.B. Hunt Transport Services, Inc.	191,754	19,630
Knight-Swift Transportation Holdings, Inc. Class A	678,240	24,308
Lyft, Inc.	125,143	7,237
Norfolk Southern Corp.	62,701	11,983
Union Pacific Corp.	154,100	27,730
		90,888

TOTAL INDUSTRIALS		388,718

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.	118,397	6,559
IT Services - 2.8%
DXC Technology Co.	58,700	3,274
Interxion Holding N.V. (a)	60,996	4,593
MasterCard, Inc. Class A	40,462	11,017
Paychex, Inc.	48,477	4,026
Unisys Corp. (a)(c)	412,571	5,112
Visa, Inc. Class A	263,535	46,909
		74,931
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	29,359	3,449
Applied Materials, Inc.	266,454	13,155
Lam Research Corp.	25,059	5,228
Marvell Technology Group Ltd.	66,500	1,746
NVIDIA Corp.	24,936	4,207
Qualcomm, Inc.	804,693	58,871
		86,656
Software - 7.0%
Autodesk, Inc. (a)	18,900	2,952
Microsoft Corp.	971,297	132,359
Oracle Corp.	484,217	27,261
SAP SE sponsored ADR	205,382	25,268
		187,840
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	251,250	53,526

TOTAL INFORMATION TECHNOLOGY		409,512

MATERIALS - 0.8%
Chemicals - 0.8%
International Flavors & Fragrances, Inc.	18,377	2,646
Intrepid Potash, Inc. (a)	998,083	3,733
Nutrien Ltd.	226,874	12,439
The Scotts Miracle-Gro Co. Class A	28,610	3,209
		22,027
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	32,347	6,845
Equinix, Inc.	23,298	11,698
Simon Property Group, Inc.	13,994	2,270
		20,813
UTILITIES - 0.4%
Electric Utilities - 0.4%
Duke Energy Corp.	25,572	2,218
Exelon Corp.	18,072	814
PPL Corp.	91,015	2,697
Southern Co.	74,257	4,173
		9,902
Multi-Utilities - 0.0%
Sempra Energy	12,685	1,718

TOTAL UTILITIES		11,620

TOTAL COMMON STOCKS
(Cost $2,280,035)		2,616,536

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)(e)	5,379,719	598
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(d)(e)	4,645,167	3,019
TOTAL OTHER
(Cost $6,969)		3,617

Money Market Funds - 3.2%
Fidelity Cash Central Fund 2.43% (f)	58,320,179	58,332
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	27,327,697	27,330
TOTAL MONEY MARKET FUNDS
(Cost $85,662)		85,662
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,372,666)		2,705,815
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(36,238)
NET ASSETS - 100%		$2,669,577

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,574,000 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,045
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,324
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$4,645

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$309
Fidelity Securities Lending Cash Central Fund	$75
Total	$384

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.